Provisions - Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision (Detail) - PPI [member]	6 Months Ended
Jun. 30, 2018 GBP (£)
Inbound Complaints [member]
Disclosure of other provisions [line items]
Cumulative to 30 June 2018	1,858,000
Future expected (unaudited)	436,000
Sensitivity analysis number	25
Sensitivity analysis increase/decrease in provision	£ 12,300,000
Outbound Complaints [member]
Disclosure of other provisions [line items]
Cumulative to 30 June 2018	488,000
Future expected (unaudited)	292,000
Sensitivity analysis number	25
Sensitivity analysis increase/decrease in provision	£ 5,400,000
Response Rate to Outbound Contact [member]
Disclosure of other provisions [line items]
Cumulative to 30 June 2018	55.00%
Future expected (unaudited)	90.00%
Sensitivity analysis rate	1.00%
Sensitivity analysis increase/decrease in provision	£ 1,000,000
Average Uphold Rate Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 30 June 2018	44.00%
Future expected (unaudited)	72.00%
Sensitivity analysis rate	1.00%
Sensitivity analysis increase/decrease in provision	£ 2,700,000
Average Redress Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 30 June 2018	1,363
Future expected (unaudited)	537
Sensitivity analysis amount	100
Sensitivity analysis increase/decrease in provision	£ 50,500,000